Shareholder Report, Holdings (Details) - C000236514 [Member]	Sep. 30, 2024
Wellfleet CLO Ltd Series 2024 1A 6 912 7 18 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Rockford Tower CLO Ltd Series 2024 1A 6 937 4 20 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
CIFC Funding Ltd Series 2019 6A 6 778 7 18 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Neuberger Berman Loan Advisers CLO XXXIX Ltd Series 2020 39A 6 812 4 20 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
LCM XLI Ltd Series 41A 6 761 4 15 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Regatta VI Funding Ltd Series 2016 1A 6 704 4 20 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
LCM XXXII Ltd Series 32A 6 654 7 20 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Battalion CLO X Ltd Series 2016 10A 6 715 1 25 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Symphony CLO XXXV Ltd Series 2022 35A 6 983 10 24 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Voya CLO Ltd Series 2022 3A 6 982 10 20 2036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.70%
Other assets in excess of liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%